Long-term Investments (Tables)	9 Months Ended
Sep. 30, 2023
Long-term Investments
Schedule of changes in the Group's long-term investments

	Equity Securities
	Without Readily		Equity Securities With
	Determinable Fair		Readily Determinable
	Values	Equity Method	Fair Values	Total

	(In thousands)
Balance at December 31, 2022	$196,579	$557,501	$239,550	$993,630
Investments made/transfers from prepayments	40,000	302,415	—	342,415
Loss from equity method investment, net	—	(5,716)	—	(5,716)
Dividend received from equity method investments	—	(771)	—	(771)
Disposal of investments	(3,463)	(14,250)	—	(17,713)
Reclassification of equity investment with readily determinable fair value to equity-method investment	—	153,407	(153,407)	—
Impairment on investments	(25,425)	—	—	(25,425)
Fair value change through earnings	7,027	—	10,567	17,594
Currency translation adjustment	(5,233)	(15,203)	—	(20,436)
Balance at September 30, 2023	$209,485	$977,383	$96,710	$1,283,578

Schedule of the total carrying value of the equity investments accounted for under the measurement alternative

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of September 30, 2023, including cumulative upward and downward adjustments made to the initial cost basis of the securities. The Group recorded US$25.4 million downward adjustment for the nine months ended September 30, 2023, which was resulted from impairment for equity investments accounted for under the measurement alternative in the period. The impairment mainly included a US$15.9 million impairment charge on an online education company and a US$7.0 million impairment charge on an e-commence company, due to their unsatisfied financial performance with no obvious upturn or potential financing solutions in the foreseeable future.

Cumulative Results
(In thousands)
Initial cost basis	$698,997
Upward adjustments	92,737
Downward adjustments	(579,438)
Foreign currency translation	(2,811)
Total carrying value at September 30, 2023	$209,485

Schedule of the carrying amount and fair value of the marketable security

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In thousands)
INMYSHOW	$81,385	$62,952	$—	$144,337
Didi	142,000	—	(46,787)	95,213
December 31, 2022	$223,385	$62,952	$(46,787)	$239,550

Didi	$142,000	$—	$(45,290)	$96,710
September 30, 2023	$142,000	$—	$(45,290)	$96,710